Ordinary and Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2013
Company's Authorized, Issued and Outstanding Ordinary Shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,385,951	54,019,154	$722

Total	120,000,000	54,385,951	54,019,154	$722

	December 31, 2013
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	53,150,630	$727

Total	120,000,000	54,763,151	53,150,630	$727

Summary of Share Repurchases

The following table summarizes the Company’s share repurchases:

2013
Total number of shares repurchased	2,103,214
Dollar amount of shares repurchased	$43,411
Average price paid per share	$20.64
Range of price paid per share	$15.89—26.16